PENSION AND EMPLOYEE FUTURE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
Actuarial assumptions as at December 31:
(%)	2018						2017						2016
	Defined benefit			Non-pension			Defined benefit			Non-pension			Defined benefit			Non-pension
	pension plans			benefit plans			pension plans			benefit plans			pension plans			benefit plans
Discount rate	2.5	-	7.2	3.9	-	7.4	2.4	-	7.3	3.7	-	7.1	2.2	-	7.3	4.1	-	7.3
Rate of price inflation	1.5	-	3.5	N/A			1.5	-	3.5	N/A			1.5	-	3.5	N/A
Rate of compensation
increases	2.5	-	4.0	2.5	-	4.0	2.5	-	4.0	2.5	-	4.0	2.5	-	4.0	2.5	-	4.0
Health care trend rate(1)	N/A			5.3	-	6.9	N/A			5.3	-	6.9	N/A			5.3	-	6.9

Assumed immediate trend rate at year-end.

A 50 basis point change in the assumptions mentioned before, used for the calculation of the benefit obligations as at December 31, would result in the following increase (decrease) of the benefit obligations:
	Defined benefit	Non-pension
(MILLIONS)	pension plans	benefit plans
Discount rate
50 basis point increase	$(7)	$(4)
50 basis point decrease	8	4
Rate of price inflation and inflation-linked assumptions
50 basis point increase	4	N/A
50 basis point decrease	(4)	N/A
Health care cost trend rate
50 basis point increase	N/A	3
50 basis point decrease	N/A	(3)

Expense recognized in the consolidated statements of income and consolidated statements of comprehensive income for the year ended December 31:
(MILLIONS)	2018		2017		2016
	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
Current service costs	$3	$2	$3	$1	$3	$1
Past service costs (recovery)	-	-	(1)	-	-	-
Interest expense	2	3	2	3	2	3
Administrative expenses	1	-	1	-	1	-
Recognized in consolidated
statement of income	6	5	5	4	6	4
Remeasurement of the net
defined benefit liability:
Return on plan assets	5	-	(8)	-	(2)	-
Actuarial changes arising
from changes in
demographic assumptions	(1)	-	1	(2)	(1)	(1)
Actuarial changes arising
from changes in
financial assumptions	(9)	(4)	7	3	5	1
Experience adjustments	1	(1)	-	1	-	-
Recognized in consolidated
statement of comprehensive
income	(4)	(5)	-	2	2	-
Total	$2	$-	$5	$6	$8	$4

The amounts included in the consolidated statements of financial position arising from Brookfield Renewables obligations in respect of its defined benefit plans are as follows:
(MILLIONS)	2018		2017		2016
	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
Present value of defined
benefit obligation	$157	$53	$172	$57	$158	$53
Fair value of plan assets	(126)	(4)	(135)	(5)	(119)	(5)
Net liability	$31	$49	$37	$52	$39	$48

The movement in the defined benefit obligation for the year ended December 31 is as follows:
(MILLIONS)	2018		2017		2016
	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
Balance, beginning of year	$172	$57	$158	$53	$124	$35
Current service cost	3	2	3	1	3	1
Past service (recovery) cost	-	-	(1)	-	-	-
Interest expense	7	3	7	3	7	3
Remeasurement losses (gains)
Actuarial changes arising
from changes in
demographic assumptions	(1)	-	1	(2)	(1)	(1)
Actuarial changes arising
from changes in
financial assumptions	(9)	(4)	7	3	5	1
Experience adjustments	1	(1)	-	1	-	-
Benefits paid	(9)	(2)	(7)	(2)	(8)	(2)
Business combination	-	-	-	-	25	14
Exchange differences	(7)	(2)	4	-	3	2
Balance, end of year	$157	$53	$172	$57	$158	$53

The movement in the fair value of plan assets for the year ended December 31 is as follows:
(MILLIONS)	2018		2017		2016
	Defined benefit	Non-pension	Defined benefit	Non-pension	Defined benefit	Non-pension
	pension plans	benefit plans	pension plans	benefit plans	pension plans	benefit plans
Balance, beginning of year	$135	$5	$119	$5	$103	$-
Interest income	5	-	5	-	5	-
Return on plan assets	(5)	(1)	8	-	2	-
Employer contributions	5	2	5	2	7	3
Business combination	-	-	-	-	9	4
Benefits paid	(9)	(2)	(7)	(2)	(8)	(2)
Exchange differences	(5)	-	5	-	1	-
Balance, end of year	$126	$4	$135	$5	$119	$5

The composition of plan assets as at December 31 is as follows:
(%)	2018	2017
Asset category:
Cash and cash equivalents	2	2
Equity securities	47	54
Debt securities	51	44
	100	100